UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  11/30/13

Item 1.  Reports to Stockholders.

Crow Point Hedged Global Equity Income Fund

Class A Shares (Symbol: CGHAX)

Class I Shares (Symbol: CGHIX)

Semi-Annual Report

November 30, 2013

www.crowpointpartners.com

Investor Information: 1-855-754-7940

Distributed by Northern Lights Distributors, LLC

Member FINRA

Crow Point Hedged Global Equity Income Fund
Portfolio Review (Unaudited)
November 30, 2013

The Portfolio's performance figures* for the period ended November 30, 2013, as compared to its benchmarks:

	Six Months	One Year	Inception - November 30, 2013**	Inception - November 30, 2013***
Crow Point Hedged Global Equity Income Fund - Class A	3.47%	5.55%	4.36%	N/A
Crow Point Hedged Global Equity Income Fund - Class A with Load	1.17%	3.20%	2.79%	N/A
Crow Point Hedged Global Equity Income Fund - Class I	3.55%	N/A	N/A	2.24%
Barclays Capital U.S. Aggregate Bond Index ****	(0.56)%	(1.61)%	0.04%	(1.78)%
S&P 500 Total Return Index *****	11.91%	30.30%	28.74%	15.29%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.25% and 1.00% for Class A Shares and Class I Shares, respectively per the September 30, 2013, prospectus. The Fund's front end sales load for Class A Shares is 2.25%. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940.

** Inception date is June 1, 2012
*** Inception date is April 10, 2013

**** The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index must have at least 1 year remaining to maturity.  In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

***** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Holdings by Industry			% of Net Assets
Oil & Gas			11.3%
Telecommunications			9.4%
Banks			8.3%
Electric			8.1%
Reits			7.6%
Insurance			6.9%
Transportation			5.4%
Pharmaceuticals			3.3%
Healthcare - Services			2.7%
Other, Cash and Cash Equivalent			37.0%
			100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Fund's holdings.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 70.4%
	AEROSPACE/DEFENSE - 2.2%
7,970	BAE Systems PLC	$ 55,786
1,140	Lockheed Martin Corp.	161,504
		217,290
	AGRICULTURE - 2.3%
1,880	Lorillard, Inc.	96,500
2,590	Reynolds American, Inc.	130,666
		227,166
	APPAREL - 0.6%
7,980	Grendene SA	61,871

	BANKS - 5.2%
2,800	Banco Latinoamericano de Comercio Exterior SA	75,432
283,100	Bank of China Ltd.	136,936
82,000	Industrial & Commercial Bank of China Ltd.	58,914
3,560	National Australia Bank Ltd. * +	112,432
12,065	Sumitomo Mitsui Financial Group, Inc. ADR	120,771
		504,485
	BIOTECHNOLOGY - 0.7%
7,110	PDL BioPharma, Inc.	69,465

	CHEMICALS - 0.6%
26,500	PTT Global Chemical PCL	63,017

	COMMERCIAL SERVICES - 0.7%
3,840	RR Donnelley & Sons Co.	71,040

	DISTRIBUTION/WHOLESALE - 0.6%
4,600	ITOCHU Corp.	58,062

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
2,800	Ellington Financial LLC	64,680
2,700	Home Loan Servicing Solutions Ltd.	62,829
		127,509
	ELECTRIC - 8.1%
1,970	American Electric Power, Inc.	92,708
21,000	Electricity Generating PCL	84,157
2,800	FirstEnergy Corp.	91,364
4,680	GDF Suez	108,735
4,420	Great Plains Energy, Inc.	104,931
1,350	Huaneng Power International, Inc. ADR	51,786
12,886	Iberdrola SA	82,223
2,800	Public Service Enterprise Group, Inc.	91,532
16,664	Terna SpA	80,610
		788,046
	ENGINEERING & CONSTRUCTION - 1.8%
72,500	China Railway Construction Corp. Ltd.	81,265
3,120	NCC AB	97,518
		178,783
	ENTERTAINMENT - 0.7%
10,760	William Hill PLC	67,949

	HAND/MACHINE TOOLS - 0.8%
2,070	Industria Macchine Automatiche SpA	75,339

	HEALTHCARE - PRODUCTS - 1.6%
1,400	Baxter International, Inc.	95,830
1,060	Medtronic, Inc.	60,759
		156,589

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
Shares		Value
	HEALTHCARE - SERVICES - 2.7%
740	Aetna, Inc.	$ 51,008
6,150	Sonic Healthcare Ltd.	93,183
1,240	WellPoint, Inc. * +	115,171
		259,362
	INSURANCE - 4.4%
3,990	AXA SA	104,733
8,610	Catlin Group Ltd.	77,624
4,770	Liberty Holdings Ltd.	57,834
780	Prudential Financial, Inc. * +	69,233
20,470	Resolution Ltd.	114,685
		424,109
	INVESTMENT COMPANIES - 0.7%
7,430	KKR Financial Holdings LLC	71,179

	MACHINERY - DIVERSIFIED - 0.8%
900	Deere & Co. * +	75,816

	MEDIA - 0.6%
41,040	Southern Cross Media Group Ltd. - Miscellaneous	58,846

	MINING - 0.8%
500	MMC Norilsk Nickel OJSC	75,181

	OFFICE/BUSINESS EQUIPMENT - 1.1%
1,350	Neopost SA	105,637

	OIL & GAS - 8.5%
4,850	Canadian Oil Sands Ltd.	91,527
830	ChevronTexaco Corp.	101,625
50,000	CNOOC Ltd.	102,416
1,760	ConocoPhillips	128,128
8,510	Gazprom OAO ADR	73,441
1,240	Lukoil OAO ADR	77,153
14,500	PTT Exploration & Production PCL	72,353
2,590	Seadrill Ltd.	110,619
3,120	Statoil ASA ADR	70,325
		827,587
	OIL & GAS SERVICES - 0.7%
2,700	Mullen Group Ltd.	71,388

	PHARMACEUTICALS - 3.3%
2,070	GlaxoSmithKline PLC ADR	109,544
1,500	Novartis AG ADR	118,680
1,900	Takeda Pharmaceutical Co. Ltd.	92,346
		320,570
	PRIVATE EQUITY - 1.0%
3,160	Apollo Global Management LLC - Class A	95,400

	REITS - 1.6%
11,340	MFA Financial, Inc.	82,669
2,360	Omega Healthcare Investors, Inc.	77,148
		159,817
	RETAIL - 1.5%
1,450	Kohl's Corp.	80,156
1,560	Rallye SA	66,184
		146,340
	SOFTWARE - 1.7%
2,725	CA, Inc.	89,925
5,666	Micro Focus International PLC	75,858
		165,783

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
Shares		Value
	TELECOMMUNICATIONS - 9.4%
3,780	CenturyLink, Inc.	$ 116,046
6,570	Consolidated Communications Holdings, Inc.	126,965
2,700	Freenet AG	76,788
19,700	Frontier Communications Corp.	92,196
5,500	KTC Corp. ADR	86,185
40,010	Magyar Telekom Telecommunications PLC	52,578
5,190	Telefonica Brasil SA ADR	100,997
1,000	Telstra Corp. Ltd.	4,621
10,060	VimpelCom Ltd. ADR	123,537
3,720	Vodafone Group PLC ADR	137,975
		917,888
	TRANSPORTATION - 3.5%
3,990	CSX Corp.	108,807
3,830	Deutsche Post AG	135,695
1,140	Norfolk Southern Corp.	99,967
		344,469
	WATER - 0.9%
4,850	Suez Environnement Co.	83,507

	TOTAL COMMON STOCK (Cost - $6,401,192)	6,869,490

	PREFERRED STOCK - 16.2%
	BANKS - 3.1%
4,200	HSBC USA, Inc., 6.50%	102,900
3,800	Regions Financial Corp., 6.375%	84,626
4,170	Santander Finance Preferred SAU, 10.50%	112,507
		300,033
	HAND/MACHINE TOOLS - 1.0%
4,600	Stanley Black & Decker, Inc., 5.75%	103,914

	INSURANCE - 2.5%
4,350	Aspen Insurance Holdings Ltd., 7.25%	109,185
4,500	ING Groep NV, 6.375%	108,000
1,000	Maiden Holdings North America Ltd., 7.75%	24,350
		241,535
	OIL & GAS - 1.7%
6,450	Vanguard Natural Resources LLC, 7.875%	169,055

	REITS - 6.0%
4,400	AG Mortgage Investment Trust, Inc., 8.00%	95,172
3,660	Annaly Mortgage Management, Inc., 7.50%	83,411
6,100	Ashford Hospitality Trust, Inc., 8.45%	154,208
5,500	Newcastle Investment Corp., 9.75%	143,715
4,450	Northstar Realty Finance Corp., 8.875%	108,135
		584,641
	TRANSPORTATION - 1.9%
2,800	Seaspan Corp., 9.50%	74,592
4,300	Teekay Offshore Partners LP, 7.25%	108,704
		183,296

	TOTAL PREFERRED STOCK (Cost - $1,623,552)	1,582,474

	CONVERTIBLE PREFERRED STOCK - 1.1%
	OIL & GAS - 1.1%
3,800	Miller Energy Resources, Inc., 10.75%
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $88,313)	100,852

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 0.6%
	DEBT FUND - 0.6%
1,700	ProShares Short 7-10 Year Treasury ^
	TOTAL EXCHANGE TRADED FUNDS (Cost - $56,873)	$ 56,389

Contracts
	PURCHASED PUT OPTIONS ** - 1.1%
320	iShares MSCI EAFE ETF + ^ ~
	Expiration March 2014, Exercise Price $63.00	37,280
205	iShares MSCI Emerging Markets ETF + ^
	Expiration March 2014, Exercise Price $40.00	24,600
25	National Australia Bank Ltd. ^ ~
	Expiration December 2013, Exercise Price $30.00	34
195	SPDR S&P 500 ETF Trust + ^
	Expiration March 2014, Exercise Price $170.00	48,360
5	Terna SpA ^
	Expiration December 2013, Exercise Price $3.30	82
	TOTAL PURCHASED PUT OPTIONS (Cost - $221,793)	110,356

Shares
	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUND - 5.4%
527,147	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05% #
	TOTAL SHORT-TERM INVESTMENTS (Cost - $527,147)	527,147

	TOTAL INVESTMENTS - 94.8% (Cost - $8,918,870) (a)	$ 9,246,708
	OTHER ASSETS LESS LIABILITIES - 5.2%	510,193
	NET ASSETS - 100.0%	$ 9,756,901

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $8,911,521 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 618,647
	Unrealized depreciation	(288,095)
	Net unrealized appreciation	$ 330,552

* Subject to written option.
+ All or a portion of this security is pledged as collateral for options written. Total value of pledged securities at November 30, 2013 is $239,430.
^ Non-income producing security.
~ The value of this security has been determined in good faith under the policies of the Board of Trustees.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
# Money market fund: interest rate reflects seven-day effective yield on November 30, 2013.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
Contracts		Value
	CALL OPTIONS WRITTEN **
6	Deere & Co. ^
	Expiration December 2013, Exercise Price $85.00	$ 552
3	Prudential Financial, Inc. ^
	Expiration December 2013, Exercise Price $92.50	180
12	WellPoint, Inc. ^
	Expiration December 2013, Exercise Price $92.50	2,328
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $2,827) (a)	3,060

	PUT OPTIONS WRITTEN **
40	iShares MSCI EAFE ETF ^
	Expiration December 2013, Exercise Price $62.00	360
80	iShares MSCI Emerging Markets ETF ^
	Expiration December 2013, Exercise Price $38.00	720
10	National Australia Bank Ltd. ^
	Expiration December 2013, Exercise Price $25.00	15
20	SPDR S&P 500 ETF Trust ^
	Expiration December 2013, Exercise Price $168.00	480
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,433) (a)	$ 1,575

^ Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Assets and Liabilities (Unaudited)
November 30, 2013

ASSETS
Investment securities:
At cost	$ 8,918,870
At value	$ 9,246,708
Deposit with broker	160,805
Foreign currency, at value (Cost $263,377)	269,724
Dividends and interest receivable	52,861
Receivable due from advisor	31,269
Prepaid expenses and other assets	74,311
TOTAL ASSETS	9,835,678

LIABILITIES
Due to Custodian	21,644
Payable for Fund shares repurchased	20,171
Options written, at value (Premiums received $7,260)	4,635
Fees payable to other affiliates	3,629
Distribution (12b-1) fees payable	1,609
Accrued expenses and other liabilities	27,089
TOTAL LIABILITIES	78,777
NET ASSETS	$ 9,756,901

NET ASSETS CONSIST OF:
Paid in capital	$ 9,653,224
Undistributed net investment income	2,424
Accumulated net realized loss from security transactions, options contracts,
forward foreign currency exchange contracts and currency translations	(235,658)
Net unrealized appreciation of investments, options contracts and
currency translations	336,911
NET ASSETS	$ 9,756,901

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 8,253,998
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	807,318
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.22
Maximum offering price per share (maximum sales charge of 2.25%)	$ 10.46

Class I Shares:
Net Assets	$ 1,502,903
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	145,861
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.30

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended November 30, 2013

INVESTMENT INCOME
Dividends (net of $6,089 foreign taxes)	$ 180,707
Interest	6
TOTAL INVESTMENT INCOME	180,713

EXPENSES
Investment advisory fees	32,627
Legal fees	17,475
Accounting services fees	16,101
Transfer agent fees	15,610
Administrative services fees	11,761
Distribution (12b-1) fees: Class A	8,406
Custodian fees	8,136
Audit fees	7,480
Compliance officer fees	7,098
Registration fees	4,736
Shareholder reporting expenses	3,989
Trustees fees and expenses	2,493
Interest expense	462
Insurance expense	241
Other expenses	3,125
TOTAL EXPENSES	139,740

Less: Expenses waived/reimbursed by the Advisor	(93,692)
Less: Expense reduction by commission recapture agreement	(11,239)

NET EXPENSES	34,809

NET INVESTMENT INCOME	145,904

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments	(32,261)
Options written	(34,315)
Options purchased	(131,195)
Forward foreign currency contracts	(12,908)
Foreign currency transactions	(14,219)
(224,898)

Net change in unrealized appreciation (depreciation) of:
Investments	434,506
Options written	14,538
Options purchased	(111,437)
Forward foreign currency contracts	(258)
Foreign currency translations	11,953
349,302

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	124,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 270,308

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statements of Changes in Net Assets

	Six Months Ended	Period Ended
	November 30, 2013	May 31, 2013 (1,2)
FROM OPERATIONS	(Unaudited)
Net investment income	$ 145,904	$ 130,715
Net realized loss from investments, options
and foreign currency transactions	(224,898)	(11,534)
Net change in unrealized appreciation (depreciation) on investments,
options, forward foreign currency transactions and foreign currency	349,302	(12,391)
Net increase in net assets resulting from operations	270,308	106,790

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(2,696)
From net investment income:
Class A	(193,861)	(55,983)
Class I	(20,881)	-
Net decrease in net assets resulting from distributions to shareholders	(214,742)	(58,679)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,726,387	7,188,443
Class I	1,324,988	166,030
Net asset value of shares issued in reinvestment of distributions:
Class A	142,732	51,117
Class I	16,546	-
Redemption fee proceeds:
Class A	-	313
Payments for shares redeemed:
Class A	(1,390,051)	(1,561,447)
Class I	(11,834)	-
Net increase in net assets from shares of beneficial interest	3,808,768	5,844,456

TOTAL INCREASE IN NET ASSETS	3,864,334	5,892,567

NET ASSETS
Beginning of Period	5,892,567	-
End of Period*	$ 9,756,901	$ 5,892,567
*Includes undistributed net investment income of:	$ 2,424	$ 71,262

SHARE ACTIVITY
Class A:
Shares Sold	366,152	710,668
Shares Reinvested	14,275	5,086
Shares Redeemed	(136,717)	(152,146)
Net increase in shares of beneficial interest outstanding	243,710	563,608

Class I:
Shares Sold	129,170	16,212
Shares Reinvested	1,630	-
Shares Redeemed	(1,151)	-
Net increase in shares of beneficial interest outstanding	129,649	16,212

(1)	The Crow Point Hedged Global Equity Income Fund Class A Shares commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I Shares commenced operations on April 10, 2013.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A				Class I
	Six Months Ended		Period Ended		Six Months Ended		Period Ended
	November 30, 2013		May 31, 2013 (1)		November 30, 2013		May 31, 2013 (2)
	(Unaudited)				(Unaudited)
Net asset value, beginning of period	$ 10.16		$ 10.00		$ 10.17		$ 10.30

Activity from investment operations:
Net investment income (3)	0.20		0.34		0.24		0.08
Net realized and unrealized
gain (loss) on investments	0.14		(0.03)		0.12		(0.21)
Total from investment operations	0.34		0.31		0.36		(0.13)

Less distributions from:
Net investment income	(0.28)		(0.14)		(0.23)		-
Net realized gains	-		(0.01)		-		-
Total distributions	(0.28)		(0.15)		(0.23)		-

Paid-in-Capital From Redemption Fees	-		0.00	(4)	-		-

Net asset value, end of period	$ 10.22		$ 10.16		$ 10.30		$ 10.17

Total return (5,6)	3.47%		3.03%		3.55%		(1.26)%

Net assets, at end of period (000s)	$ 8,254		$ 5,728		$ 1,503		$ 165

Ratio of gross expenses to average
net assets, including interest expense (7,8)	3.51%	(9)	4.99%		3.00%	(9)	4.12%
Ratio of net expenses to average
net assets, including interest expense (8)	0.98%	(10)	1.26%		0.52%	(10)	1.03%
Ratio of gross expenses to average
net assets, excluding interest expense (7,8)	3.50%	(9)	4.98%		2.99%	(9)	4.09%
Ratio of net expenses to average
net assets, excluding interest expense (8)	0.97%	(10)	1.25%		0.52%	(10)	1.00%
Ratio of net investment income
to average net assets (8)	3.86%		3.37%		4.58%		5.05%

Portfolio Turnover Rate (6)	58%		160%		58%		160%

(1)	The Crow Point Hedged Global Equity Income Fund Class A Shares commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I Shares commenced operations on April 10, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)

Before the reduction by the commission recapture agreement the ratios of gross operating expenses to average daily net assets with and excluding interest expense would have been, 3.79% and 3.78% for Class A and 3.49% and 3.48% for Class I, respectively, for the six months ended November 30, 2013.

(10)

Before the reduction by the commission recapture agreement the ratios of net operating expenses to average daily net assets with and excluding interest expense would have been, 1.26% and 1.25% for Class A and 1.01% and 1.00% for Class I, respectively, for the six months ended November 30, 2013.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

 1.

ORGANIZATION

The Crow Point Hedged Global Equity Income Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income with long-term growth of capital.

The Fund currently offers Class A Shares and Class I Shares.  The Class A Shares commenced operations on June 1, 2012 and Class I Shares commenced operations on April 10, 2013.  Class A Shares are offered at net asset value plus a maximum sales charge of 2.25%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,869,490	$ -	$ -	$ 6,869,490
Preferred Stock	1,582,474	-	-	1,582,474
Convertible Preferred Stock	100,852	-	-	100,852
Exchange Traded Funds	56,389	-	-	56,389
Purchased Put Options	73,042	37,314	-	110,356
Money Market Fund	527,147	-	-	527,147
Total	$ 9,209,394	$ 37,314	$ -	$ 9,246,708

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 3,060	$ -	$ -	$ 3,060
Put Options Written	1,575	-	-	1,575
Total	$ 4,635	$ -	$ -	$ 4,635

The Fund did not hold any Level 3 securities during the period. There were transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets:

	Purchased Put Options	Total
Transfers into Level 2 from Level 1	$ 37,314	$ 37,314
Transfers from Level 2 into Level 1	-	-
Net Transfers in/(out) of Level 2	$ 37,314	$ 37,314

Transfers that were made into Level 2 represent securities being fair valued using observable inputs.

* Refer to the Portfolio of Investments for industry classification.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

For the six months ended November 30, 2013, the Fund’s net realized loss of $165,510, on options subject to equity price risk are included in the line item marked “Net realized loss from options written and options purchased” and the Fund’s net unrealized appreciation/depreciation of $96,899, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) of options written and options purchased” on the Statement of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2013.

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 4,635	(1)	$ 239,430	$ 107,048	$ 341,843
Total	$ 4,635		$ 239,430	$ 107,048	$ 341,843

(1) Written options at value as presented in the Schedule of Investments.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.  The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.  Generally, option transactions also involve risks concerning liquidity of the options market.  An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions.  As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 and the 2014 expected tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.  However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Crow Point Partners, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.88% of the average daily net assets of the Fund.  For the six months ended November 30, 2013, the Adviser earned advisory fees of $32,627.

The Adviser has contractually agreed, at least until September 30, 2014, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.25% and 1.00% of average daily net assets attributable to Class A shares and Class I shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.25% and 1.00% of average daily net assets for Class A shares and Class I shares, respectively.  If Fund Operating Expenses attributable to Class A shares and Class I shares, subsequently exceed 1.25% and 1.00%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended.  During the six months ended November 30, 2013, the Adviser has waived/reimbursed $93,692 in expenses to the Fund.

As of November 30, 2013, the Advisor has $237,746 of waived expenses that may be recovered by the following dates:

May 31, 2016	May 31, 2017
$ 144,054	$ 93,692

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Fund had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which certain portfolio expenses could be paid by such broker or rebates could be given to the Fund.  For the six months ended November 30, 2013, the amount received by the Fund under this arrangement was $11,239.

Distributor - The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six months ended November 30, 2013 pursuant to the Plan, Class A shares incurred $8,406 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.  The Distributor is an affiliate of GFS.  For the six months ended November 30, 2013, the Distributor received $47,762 in underwriting commissions for sales of Class A shares, of which $7,994 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended November 30, 2013 amounted to $7,410,715 and $3,687,604, respectively.

5.

OPTION CONTRACTS

The number of option contracts purchased/written and the premiums received by the Fund during the six months ended November 30, 2013 were as follows:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2013	(70)	$ (3,791)
Options purchased/written	(924)	(50,285)
Options exercised	44	1,778
Options expired	467	24,953
Options closed	312	20,085
Outstanding at November 30, 2013	(171)	$ (7,260)

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

November 30, 2013 (Unaudited)

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended November 30, 2013, the Fund assessed no redemption fees.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended May 31, 2013 was as follows:

Fiscal Year Ended
May 31, 2013
Ordinary Income	$ 58,264
Long-Term Capital Gain	415
$ 58,679

As of May 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 86,390	$ 3,166	$ -	$ (28,894)	$ -	$ (12,551)	$ 48,111

The differences between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open forward foreign currency contracts, and adjustments for partnerships and real estate investment trusts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for real estate investment trusts, resulted in the reclassification for the period ended May 31, 2013 as follows: a decrease of $3,470 in undistributed net investment income and in accumulated net realized loss on investments.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Crow Point Hedged Global Equity Income Fund

Expense Example (Unaudited)

November 30, 2013

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value (6/1/13)	Ending Account Value (11/30/13)	Expenses Paid During the Period* (6/1/13 to 11/30/13)	Expense Ratio During the Period (6/1/13 to 11/30/13)
Class A	$ 1,000.00	$ 1,034.70	$ 5.00	0.98%
Class I	$ 1,000.00	$ 1,035.50	$ 2.65	0.52%

Hypothetical (5% return before expenses)	Beginning Account Value (6/1/13)	Ending Account Value (11/30/13)	Expenses Paid During the Period* (6/1/13 to 11/30/13)	Expense Ratio During the Period (6/1/13 to 11/30/13)
Class A	$ 1,000.00	$ 1,020.16	$ 4.96	0.98%
Class I	$ 1,000.00	$ 1,022.46	$ 2.64	0.52%

*Expenses Paid During the Period are equal to Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Crow Point Hedged Global Equity Income Fund

Additional Information (Unaudited)

November 30, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on March 6, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Crow Point Hedged Global Income Fund (the “Fund”) and Crow Point Partners, LLC (“Crow Point”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Crow Point (including due diligence questionnaires completed by Crow Point, Crow Point’s Forms ADV, select financial information of Crow Point, bibliographic information regarding Crow Point’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by Crow Point, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Crow Point related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of Crow Point’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Crow Point’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representatives of Crow Point with respect to a series of important questions, including whether Crow Point was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Crow Point has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Crow Point of its practices for monitoring compliance with the Fund’s investment limitations, noting that Crow Point’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under Crow Point’s compliance program.  The Board then reviewed the capitalization of Crow Point based on financial information and other materials provided by Crow Point and discussed such materials with Crow Point.  The Board concluded that Crow Point was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board also concluded that Crow Point had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point were satisfactory and reliable.

Performance.   As the Fund is newly formed and Crow Point does not manage any other fund or separate account in the same strategy as the Fund, the Board was not able to consider the past performance of Crow Point in its evaluation.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Crow Point, the Board reviewed and discussed a comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Crow Point with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to Crow Point or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Crow Point had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00%, and 1.00%, of the Fund’s average net assets, for Class A, Class I, and Class R shares, respectively, at least until September 30, 2013* and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise, and services to be provided to the Fund by Crow Point, the fees to be charged by Crow Point were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Crow Point with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Crow Point provided by Crow Point.  With respect to Crow Point, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Crow Point’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Crow Point’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Crow Point as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

*At a subsequent meeting of the Board of Trustees held on July 23, 2013, the Board reviewed and approved the continuance of the operating expense limitation agreement pursuant to which Crow Point had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00%, and 1.00%, of the Fund’s average net assets, for Class A, Class I, and Class R shares, respectively for an additional one year period ending September 30, 2014.

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7940 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7940.

Investment Adviser

Crow Point Partners, LLC

25 Recreation Park Dr., Suite 110

Hingham, MA 02043

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/7/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/7/14